Capital Stock - Aspire Common Stock Purchase Agreement - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 09, 2010 Aspire Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Sep. 30, 2014 Aspire Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Dec. 31, 2013 Aspire Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Dec. 09, 2010 Aspire Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Sep. 30, 2014 Aspire Capital Fund, LLC [Member] Registration Rights [Member]	Sep. 30, 2014 Aspire Capital Fund, LLC [Member] Registration Rights [Member]	Dec. 31, 2013 Aspire Capital Fund, LLC [Member] Registration Rights [Member]	Dec. 31, 2012 Aspire Capital Fund, LLC [Member] Registration Rights [Member]
Class of Stock [Line Items]
Maximum commitment under stock purchase agreement												$ 25,000,000
Purchase agreement expired													Dec. 31, 2013	Dec. 31, 2013
Common stock purchase agreement period												3 years
Number of shares of common stock sold	4,444,445	6,000,000		5,000,000	10,125,000	5,500,000	3,333,333									0	1,200,000	1,200,000	5,000,000
Proceeds from sale of common stock	400,000	600,000	2,377,000	1,000,000	2,025,000	550,000	500,000	3,646,000	6,289,000	6,538,000	2,084,000					0	264,000	264,000	2,084,000
Number of purchase agreement shares sold												333,333
Common stock sold												$ 500,000
Capital commitment fees on common stock															500,000